Debentures (Tables)	12 Months Ended
Dec. 31, 2019
Debentures [Abstract]
Schedule of debentures
	Effective Interest rate	Currency	Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2019
Formula's Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 171,056	$49,497	519	9,899	40,117	686	50,702

Formula's Series C Secured Debentures (2.3%)	2.5	NIS (Unlinked)	NIS 300,000	$86,806	(813)	9,549	76,444	163	86,156

Sapiens' Series B Debentures (3.37%)	3.69	NIS (Linked to fix rate of USD)	NIS 245,000	$69,287	(539)	9,898	58,850	1,167	69,915
				$205,590	(833)	29,346	175,411	2,016	206,773

	Effective Interest rate	Currency	Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2018
Formula's Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 205,266	$54,769	684	9,128	46,325	758	56,211

Formula's Series B Convertible Debentures (2.74%)	3.65	NIS (Linked to fix rate of USD)	NIS 125,000	31,812	(79)	31,812	-	2,971	34,704

Sapiens' Series B Debentures (3.37%)	3.69	NIS (Linked to fix rate of USD)	NIS 280,000	79,185	(710)	9,898	68,577	1,334	79,809
				$165,766	(105)	50,838	114,902	5,063	170,724

Schedule of aggregate principal annual payments of debentures
Repayment amount
2020	29,346
2021	29,346
2022	29,346
2023	29,346
2024 and thereafter	88,206
205,590